Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3. Critical accounting estimates and judgments

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

Drafting financial statements in accordance with IFRS requires management to make judgments and estimates and to use assumptions that influence the reported amounts of assets and liabilities, the notes on contingent assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

The following are the critical judgments and estimates that we have made in the process of applying the accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

Revenue recognition

Evaluating the criteria for revenue recognition with respect to our research and development and collaboration agreements requires management’s judgment to ensure that all criteria have been fulfilled prior to recognizing any amount of revenue. In particular, such judgments are made with respect to determination of the nature of transactions, whether simultaneous transactions shall be considered as one or more revenue-generating transactions, allocation of the contractual price (upfront and milestone payments in connection with a collaboration agreement) to several elements included in an agreement, and the determination of whether the significant risks and rewards have been transferred to the buyer. Collaboration agreements are reviewed carefully to understand the nature of risks and rewards of the arrangement. All of our revenue-generating transactions have been subject to such evaluation by management.

Critical accounting estimates

Share-based payments plans

We determine the costs of the share-based payments plans (our warrant plans) on the basis of the fair value of the equity instrument at grant date. Determining the fair value assumes choosing the most suitable valuation model for these equity instruments, by which the characteristics of the grant have a decisive influence. This assumes also the input into the valuation model of some relevant judgments, like the estimated expected life of the warrant and the volatility. The judgments made and the model used are further specified in note 29.

We determine the costs of the deferred component of the Senior Management Bonus Schemes on the basis of the fair value of the liability at each reporting period. Determining the fair value assumes choosing the most suitable valuation model for this liability, in which the characteristics of the Senior Management Bonus plans and the Galapagos share price change relative to the Next Biotech Index have a major influence. This assumes also the input into the valuation model of some relevant judgments, like the simulation of the evolution of the Galapagos share price and the Next Biotech Index based on their volatility and correlation until maturity of the bonus, the applicable discount rates at the end of the reporting period and the probability of the number of beneficiaries assumed to stay with us until maturity of the bonus.

Pension obligations

The cost of a defined pension arrangement is determined based on actuarial valuations. An actuarial valuation assumes the estimation of discount rates, estimated returns on assets, future salary increases, mortality figures and future pension increases. Because of the long-term nature of these pension plans, the valuation of these is subject to important uncertainties. See note 28 for additional details.

Corporate income taxes

Significant judgment is required in determining the use of tax loss carry forwards. Deferred tax assets arising from unused tax losses or tax credits are only recognized to the extent that there are sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized. Management’s judgment is that such convincing evidence is currently not sufficiently available except for two subsidiaries operating intercompany on a cost plus basis and for our fee-for-service business and as such a deferred tax asset is therefore recognized. As of December 31, 2017, we had a total of approximately €338.6 million of statutory tax losses carried forward which can be compensated with future taxable statutory profits for an indefinite period except for an amount of €16.8 million in Switzerland, Croatia, the United States and the Netherlands with expiry date between 2018 and 2030. As of December 31, 2017, the available tax losses carried forward in Belgium amounted to €262.1 million.

As a company active in research and development in Belgium, we also expect to benefit from the “innovation income deduction (IID)” in Belgium. The innovation income deduction regime allows net profits attributable to revenue from among others patented products (or products for which the patent application is pending) to be taxed at a lower rate than other revenues, i.e., 4.4%  (3.75% as of 1 January 2020). The available IID carried forward amounted to €87.2  million on December 31, 2017.

It should be noted however that the Belgian corporate income tax reform introduced as of assessment year 2019 a de facto minimum taxable base, whereby the existing tax attributes have to be allocated into 2 so-called “baskets”: a first basket which contains the tax deductions that can be applied without any restrictions and a second basket which contains the tax deductions that are subject to restrictions. The first basket contains (in order of deduction) the non-taxable items (such as deductible gifts), current year dividends received deduction (DRD), grandfathered patent income deduction (PID), current year innovation income deduction (IID) and investment deduction. The second basket contains (in order of deduction and subject to the restrictions as mentioned hereunder) the current year notional income deduction (NID), DRD carry-forward, IID carry-forward, tax loss carry-forward, unlimited NID carry-forward and NID carry-forward subject to the 7-year limitation. The taxable base can be reduced without any limitation with the deductions contained in the first basket. Any remaining taxable basis below € 1 million can be fully compensated with deductions contained in the second basket. If the remaining taxable basis exceeds € 1 million, the excess above € 1 million can only be compensated with deductions of the second basket up to 70%.